Risk management (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of risk management strategy related to hedge accounting [abstract]
Summary of Contractual Maturities of Financial Liabilities According to Maturity Periods

The Company's contractual maturities of its financial liabilities are detailed below according to the maturity periods. The table has been prepared on the basis of cash flows without discounting, from the first date on which the Company may be required to pay. The table includes the cash flows corresponding to the principal amount and its interest.

	Up to 1 year		More than 1 and up to 3 Years		Over 3 and up to 5 Years		More than 5 years		Total
December 31, 2024:
Debt (excluding issuance costs)	Ps.	948,408	Ps.	116,696	Ps.	—	Ps.	—	Ps.	1,065,104
Accounts payable and accrued expenses		341,828		—		—		—		341,828
Suppliers		8,835,875		—		—		—		8,835,875
Lease liabilities		1,800,536		3,188,993		2,770,943		8,761,593		16,522,065
Total	Ps.	11,926,647	Ps.	3,305,689	Ps.	2,770,943	Ps.	8,761,593	Ps.	26,764,872

	Up to 1 year		More than 1 and up to 3 Years		Over 3 and up to 5 Years		More than 5 years		Total
December 31, 2023:
Debt (excluding issuance costs)	Ps.	768,576	Ps.	423,962	Ps.	—	Ps.	—	Ps.	1,192,538
Debt with related parties		—		1,665,422		—		—		1,665,422
Interest payable on Promissory Notes		—		5,087,245		—		—		5,087,245
Costs of modification and remeasurement of Promissory Notes		—		80,244		—		—		80,244
Accounts payable and accrued expenses		322,959		—		—		—		322,959
Suppliers		7,126,089		—		—		—		7,126,089
Lease liabilities		1,293,219		2,382,138		2,062,570		6,401,351		12,139,278
Total	Ps.	9,510,843	Ps.	9,639,011	Ps.	2,062,570	Ps.	6,401,351	Ps.	27,613,775

Summary of Exposure to Volatility of Exchange Rate of Its Functional Currency Against US Dollar

The Company's exposure to the volatility of the exchange rate of its functional currency against the US dollar (US$) for the Company's financial instruments is shown below (figures in this table are expressed in US$):

	December 31, 2024		December 31, 2023		December 31, 2022
Financial assets	US$	169,241,805	US$	13,643,181	US$	15,090,609
Financial liabilities		(120,000)		(287,343,524)		(246,151,781)
Long (short) foreign exchange monetary position	US$	169,121,805	US$	(273,700,343)	US$	(231,061,172)

Summary of Exchange Rates of Financial Statements for One US Dollar

The exchange rates at the date of the financial statements, for one US dollar, were as follows:

		Exchange rate as of December 31,
	2024		2023		2022
Ps./US$	Ps.	20.2683	Ps.	16.8935	Ps.	19.3615
		Average exchange rate
	2024		2023		2022
Ps./US$	Ps.	18.3024	Ps.	17.7338	Ps.	20.1205